Summary of Significant Accounting Policies - Schedule of Derivative Liability Measured at Fair Value (Details) - Significant Unobservable Inputs (Level 3) [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Derivative Liability Measured at Fair Value [Line Items]
Balance of derivative liability beginning balance	$ 127,545	$ 24,796
Reclassification of additional paid-in capital upon conversion	(18,853)	(2,354)
Loss from change in the fair value of derivative liability	114,360	(374,365)	(188,374)
Balance of derivative liability ending balance	$ 223,052	$ 127,545	$ 24,796